Cash Flow Information - Summary of Cash Flow Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Cash and cash equivalents	$ 33,564,857	$ 28,499,449	$ 4,577,747	$ 13,985,477
Reconciliation of Operating Loss to Net Cash Outflow from Operating Activities
(Loss) for the period	(21,759,358)	(8,697,037)	(7,118,288)
Depreciation and amortisation	1,109,412	1,700,878	2,443,386
Share-based payments	2,829,689	1,308,349	55,355
Loss/(Gain) on asset disposals	1,827	21,010	(173,934)
Contingent consideration - change in fair value	936,354	(3,212,503)	(4,823,874)
Amortisation of transaction costs		252,019	29,649
Net gain arising on modification of borrowings measured at amortised costs that were not derecognized			544,357
Accrual of final borrowing payment		528,819	(199,089)
Net foreign exchange differences	738,423	(1,067,746)	558,645
Loss on disposal of French operations			802,502
Interest received	(9,869)	(5,756)	(58,369)
Changes in Operating Assets and Liabilities
(Increase)/Decrease) in receivables	(39,148)	34,078	(202,257)
(Increase)/Decrease in research and development incentive receivable	(5,791,688)	1,991,468	4,145,659
(Increase)/Decrease in other assets	(600,285)	(85,648)	348,768
(Increase) in inventory			(28,291)
Increase/(Decrease) in payables	979,902	(63,305)	127,451
Increase/(Decrease) in provisions	41,062	(55,923)	(85,407)
(Decrease) in other liabilities			(20,876)
(Decrease) in deferred tax liability	(191,808)	(187,427)	(248,580)
Net cash outflows from operating activities	$ (21,755,487)	$ (7,538,724)	$ (3,903,193)